Related Parties - Transactions with Trip.com and its Subsidiaries (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Balance Outstanding
Trade payables	$ 67,054	$ 45,748
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	344	969
Trade payables	6,611	4,926
Advance to suppliers	$ 179	$ 134